Long-Term Obligations and Other	6 Months Ended
Jun. 30, 2012
Long-Term Obligations and Other

(4) Long-Term Obligations and Other

(a) Notes Payable

In November 2010, the Company entered into a Loan and Security Agreement (“Agreement”) which provided the Company with a $10.0 million bank term loan (“Term Loan”) and a $7.0 million revolving line of credit (“Revolving Line”) and is collateralized by a blanket lien on substantially all of the Company’s personal property, including intellectual property. In March 2011, the Agreement was modified to increase the total size of the Revolving Line from $7.0 million to $10.0 million. Both the Term Loan and the Revolving Line bear interest at a variable rate equal to the lender’s most recently announced prime rate plus one percent. This rate was 5.0% as of December 31, 2010 and 2011. The Term Loan and Revolving Line mature on December 1, 2013, and the Term Loan is payable in 36 equal installments. The Agreement includes certain covenants related to recurring revenue, capital expenditures and adjusted EBITDA. In September 2011, the Company entered into a second loan modification agreement to increase the total size of the Revolving Line from $10.0 million to $20.0 million. As of December 31, 2010, the Company was not in compliance with the adjusted EBITDA financial covenant and in March 2011, entered into a loan modification agreement which waived the default and incorporated other changes as set forth above. In October 2011, the Company entered into a third loan modification agreement which increased the capital expenditure financial covenant and set forth the criteria under the financial covenants for the remainder of 2011. As of December 31, 2010 and December 31, 2011, $10.0 million and $6.7 million, respectively, were outstanding under the Term Loan, and no amounts and $10.0 million, respectively, were outstanding under the Revolving Line.

In February 2012, the Company entered into a fourth loan modification agreement that modified the Agreement. The fourth loan modification set forth the criteria under the financial covenants for 2012. During the six-month period ended June 30, 2012, the Company made payments of $10.0 million and $6.7 million on the Term Loan and Revolving Line, respectively. In March 2012, the Company repaid all outstanding amounts under, and in April 2012 terminated, the Agreement.

(b) Lease Agreements

The Company is obligated under capital leases covering certain equipment that expire at various dates during the next three years. The Company also has noncancelable operating leases, primarily for office space in Indianapolis, Indiana, San Francisco, California, Bellevue, Washington, New York, New York, Australia, Brazil and the United Kingdom. Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and capital leases as of December 31, 2011 are as follows:

	Capital Leases	Operating Leases
	(in thousands)
2012	$655	$3,931
2013	326	4,235
2014	32	4,282
2015	—	4,081
2016	—	3,356
Thereafter	—	5,266

Total minimum lease payments	$1,013	$25,151

Less amounts representing interest at less than 1%	(73)

Present value of minimum lease payments	940
Less current portion	(606)

Noncurrent portion	$334

Rent expense was $1.6 million, $2.6 million and $4.2 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $2.0 million and $2.4 million for the six months ended June 30, 2011 and 2012, respectively.

In January 2012, the Company entered into an operating lease for additional office space near Sao Paulo, Brazil with total annual lease payments of approximately $0.2 million over the 2.8 year term of the lease.

(c) Hosting Services Agreements

The Company has agreements with third-party hosting providers to provide data center capacity, including hardware and network infrastructure, to power its suite of cross-channel, interactive marketing SaaS solutions. As of December 31, 2011, the agreements required future minimum payments of $2.5 million, $1.8 million, $1.8 million, $1.8 million and $1.8 million in 2012, 2013, 2014, 2015 and 2016, respectively.

(d) Software Licensing Agreements

The Company has multi-year license agreements with vendors for certain software product licenses. As of December 31, 2011, the Company had an annual contractual commitment totaling $3.8 million and $4.7 million in 2012 and 2013, respectively, and no amount in 2014 or later.

(e) Deferred Revenue

Deferred revenue that will not be recognized during the succeeding twelve month period is recorded as long-term obligations and other and totaled $1.4 million, $1.1 million and $0.6 million at December 31, 2010 and 2011 and June 30, 2012, respectively.

(f) Indemnification Obligations

In the Company’s subscription agreements with its clients, it agrees to indemnify its clients against any losses or costs incurred in connection with claims by a third party alleging that a client’s use of its services infringes the intellectual property rights of the third party. Based on historical information and other available information as of June 30, 2012, the Company does not expect it will incur any significant liabilities under these indemnification agreements.